Long-term debt	6 Months Ended
Jun. 30, 2011
Long-term debt
Long-term debt

12 Long-term debt

	Current liabilities		Non-current liabilities
	June 30,2011	December 31, 2010	June 30,2011	December 31, 2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	1,041	2,384	2,937	2,530
Others	13	18	271	217
Fixed Rate Notes
US dollars	405	—	9,833	10,242
EUR	—	—	1,089	1,003
Perpetual notes	—	—	78	78
Accrued charges	211	233	—	—
	1,670	2,635	14,208	14,070
Brazilian debt
General Price Index-Market (IGP-M)	112	76	4,233	3,891
Basket of currencies	2	1	212	125
Non-convertible debentures	—	—	2,974	2,767
Accrued charges	116	110	—	—
	248	188	8,227	7,521
Total	1,918	2,823	22,435	21,591

The long-term portion at June 30, 2011 was as follows (unaudited):

2012	571
2013	3,548
2014	1,256
2015	852
2016	15,718
No due date	490
22,435

At June 30, 2011 annual interest rates on long-term debt were as follows (unaudited):

Up to 3%	4,845
3.1% to 5% (*)	2,313
5.1% to 7%	9,426
7.1% to 9% (**)	2,933
9.1% to 11% (**)	165
Over 11% (**)	4,591
Variable	80
24,353

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4,71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,908 of which US$ 5,981 has an original interest rate above 7,1% per year. The average cost after taking into account the derivative transactions is 3,29% per year in US dollars.

The average cost of all derivative transactions is 3,49% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of June 30, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2011 (Unaudited)	December 31, 2010

2nd Series	400,000	400,000	November-2013	100% CDI + 0.25%	2,596	2,429
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	412	367
					3,008	2,796

Long-term portion					2,974	2,767
Accrued chages					33	29
					3,008	2,796

The indexation indices/ rates applied to our debt were as follows:

	(Unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

TJLP - Long-Term Interest Rate (effective rate)	1.5	(4.5)	1.5	3.0	3.0
IGP-M - General Price Index - Market	0.7	2.4	2.8	3.1	5.7
Appreciation (devaluation) of Real against US dollar	4.2	2.3	(1.1)	6.5	(3.3)

In June 2010, we entered into a bilateral pre-export finance agreement in the amount of US$500 and final tenor of 10 years.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers with 400,000 dwt, comprising a facility in an amount up to US$1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of June 30, 2011, we had drawn US$427 under the facility.

In September 2010, we issued US$1 billion notes due 2020 and US$750 notes due 2039. The 2020 notes were sold at a price of 99.030% of the principal amount and will bear a coupon of 4.625% per year, payable semi-annually. The 2039 notes that were sold at a price of 110.872% of the principal amount will be consolidated with and form a single series with Vale Overseas US$1 billion 6.875% Guaranteed Notes due 2039 issued on November 10, 2009.

Credit Lines

Vale has available lines of revolving credit that can be disbursed and paid optionally. On June 30, 2011, the amount available involving credit lines was US$ 4,100 million. Until June 30, 2011, no amounts were withdrawn, but letters of credit totaling US$ 118 million relating to the line of credit were issued in favor of subsidiary Vale Canada Limited and continue outstanding according to the revolving credit terms.

In January 2011, Vale entered into an agreement with some commercial banks with the guarantee of Italian credit bureau, Servizi Assicurativi Del Commercio Estero S.p.A. (SACE) to provide the amount of US$300 million with a final maturity of 10 years. As of June 30, 2011 we had drawn all amounts available under this facility.

In October 2010, Vale signed an agreement with Export Development Canada (EDC) to finance its investment program. Under the agreement, EDC will provide a credit line of up to US$1 billion. As of June 30, 2011, Vale disbursed US$ 500 million.

In June 2010, Vale established some credit lines totaling US$ 430 million with the Banco Nacional de Desenvolvimento Econômico Social — BNDES, in order to finance the acquisition of domestic equipments. In March 31, 2011, Vale increased the amount of credit lines through a new agreement with BNDES in R$ 103 (US$ 62). Until June 30, 2011, US$ 219 was disbursed in this agreement.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (JIBC) and US$ 2 billion with Nippon Export and Investment Insurance (NEXI), to finance mining projects, logistics and energy generation. Until June 30, 2011, Vale through its subsidiary PT International Nickel Indonesia Tbk (PTI) withdrew US$ 300 million, under this credit facility to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7,300 (US$ 4 billion) with Banco Nacional de Desenvolvimento Econômico e Social - BNDES to finance its investment program. Until June 30, 2011, Vale withdrew R$ 1,973 (US$ 1,264) in this line.

Guarantee

On June 30, 2011, US$ 430,7 of the total aggregate outstanding debt were secured by fixed assets.

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of June 30, 2011.